UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4078

Seligman Frontier Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 10/31

Date of reporting period: 1/31/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Frontier Fund
Schedule of Investments (unaudited)
January 31, 2006

	Shares or Principal Amount		Value
Common Stocks 99.5%
Aerospace and Defense 4.1%
Ceradyne*	33,688	shs.	$ 1,926,617
Essex*	81,324		1,659,823
			3,586,440
Air Freight and Logistics 2.1%
UTI Worldwide	17,043		1,783,720
Biotechnology 5.7%
Bioenvision*	90,700		734,670
Cubist Pharmaceuticals*	41,900		904,621
Human Genome Sciences*	76,600		842,217
ImmunoGen*	8,200		32,800
Maxygen*	63,000		516,285
Nektar Therapeutics*	42,100		833,370
Theravance*	25,990		711,086
ZymoGenetics*	16,280		362,637
			4,937,686
Capital Markets 2.8%
Affiliated Managers Group*	14,455		1,341,424
Apollo Investment	60,093		1,093,092
			2,434,516
Chemical 0.5%
Cytec Industries	9,100		451,360
Commercial Banks 0.7%
Sterling Bancshares	34,093		569,864
Commercial Services and Supplies 6.1%
Corrections Corporation of America*	30,348		1,288,273
DiamondCluster International*	118,597		1,127,264
Huron Consulting Group*	23,800		668,899
Resources Connection*	57,830		1,570,374
Waste Connections*	19,223		671,652
			5,326,462
Communications Equipment 2.1%
ADC Telecommunications*	47,280		1,198,784
CommScope*	29,400		650,034
			1,848,818
Computers and Peripherals 1.6%
Avid Technology*	20,427		1,014,507
Emulex*	19,800		363,330
			1,377,837
Construction and Engineering 1.1%
Chicago Bridge & Iron (NY shares)	30,221		932,318
Diversified Telecommunication Services 0.6%
NeuStar (Class A)*	18,521		537,294
Electrical Equipment 1.2%
AMETEK	25,438		1,046,519
Electronic Equipment and Instruments 3.6%
GSI Group*	93,200		1,233,036
Itron*	25,600		1,224,960
Photon Dynamics*	29,394		642,847
			3,100,843
Energy Equipment and Services 8.4%
Atwood Oceanics*	11,000		1,068,430
Basic Energy Services*	30,100		844,305
Cal Dive International*	16,230		680,443
Hornbeck Offshore Services*	39,703		1,579,385
TODCO (Class A)	22,989		1,025,309
Unit*	14,336		855,859
Universal Compression Holdings*	26,900		1,291,200
			7,344,931
Health Care Equipment and Supplies 6.5%
Advanced Medical Optics*	16,209		722,597
Arrow International	31,882		1,019,746
Cytyc*	22,536		678,221
I-Flow*	40,400		640,542
Integra LifeSciences Holdings*	18,700		728,552
Inverness Medical Innovation*	26,910		722,534
PerkinElmer	51,700		1,175,658
			5,687,850
Health Care Providers and Services 3.2%
Chemed	9,404		499,917
Covance*	18,000		1,022,580
Pediatrix Medical Group*	14,399		1,262,504
			2,785,001
Hotels, Restaurants and Leisure 6.2%
Buffalo Wild Wings*	25,700		813,534
P.F. Chang's China Bistro*	9,997		512,196
Pinnacle Entertainment*	45,600		1,314,192
RARE Hospitality International*	10,191		321,271
Texas Roadhouse (Class A)*	65,154		1,012,167
Williams Industries*	55,600		1,456,164
			5,429,524
Insurance 2.1%
American Equity Investment Life Holding	46,900		658,945
Endurance Specialty Holdings	15,600		513,708
Max Re Capital	26,218		694,646
			1,867,299
Internet and Catalog Retail 1.0%
Coldwater Creek*	43,014		876,625
Internet Software and Services 1.2%
Marchex (Class B)*	20,200		490,557
ValueClick*	30,294		568,467
			1,059,024
IT Services 2.6%
CACI International (Class A)*	20,852		1,190,649
SI International*	33,870		1,030,325
			2,220,974
Machinery 3.8%
Bucyrus International (Class A)	19,371		1,184,052
Kaydon	30,020		1,003,869
Kennametal	19,125		1,118,813
			3,306,734
Marine 1.0%
American Commercial Lines*	25,077		835,816
Media 0.7%
Harris Interactive*	117,100		627,656
Metals and Mining 2.0%
AMCOL International	29,960		808,321
Oregon Steel Mills*	22,400		922,208
			1,730,529
Oil, Gas and Consumable Fuels 3.3%
Alpha Natural Resources*	39,700		934,141
Cabot Oil & Gas	12,169		627,555
Denbury Resources*	44,710		1,331,017
			2,892,713
Pharmaceuticals 1.6%
Medicines*	47,300		909,106
Valeant Pharmaceuticals International	28,900		519,044
			1,428,150
Road and Rail 1.9%
Landstar System	27,582		1,166,581
Old Dominion Freight Line*	16,365		466,975
			1,633,556
Semiconductors and Semiconductor Equipment 6.8%
ATMI*	33,985		1,141,726
DSP Group*	39,905		1,170,414
Formfactor*	27,778		826,396
Integrated Device Technology*	92,350		1,281,818
Microsemi*	48,322		1,471,163
			5,891,517
Software 11.1%
Cogent*	40,900		982,009
Epicor Software*	44,982		596,236
FileNet*	41,252		1,156,500
Jack Henry & Associates	44,345		907,520
Hyperion Solutions*	17,881		615,196
Informatica*	73,885		1,087,218
Nuance Communications*	144,100		1,227,012
Sonic Solutions*	67,426		1,129,048
Wind River Systems*	53,900		719,565
Witness Systems*	62,040		1,238,629
			9,658,933
Specialty Retail 1.8%
AnnTaylor Stores*	19,940		664,401
The Children's Place Retail Stores*	19,790		865,120
			1,529,521
Textiles, Apparel and Luxury Goods 1.3%
Warnaco Group*	45,550		1,128,957
Trading Companies and Distributors 0.8%
H&E Equipment Services*	29,600		685,980
Total Common Stocks			86,554,967
Repurchase Agreement 2.1%
State Street Bank 3.90%, dated 1/31/2006, maturing 2/1/2006, in the amount of $1,819,197, collateralized by: $1,900,000 US Treasury Notes 3.50%, 2/15/2010, with a fair market value of $1,859,625	$1,819,000		1,819,000
Total Investments 101.6%			88,373,967

Other Assets Less Liabilities (1.6)%			(1,419,396)

Net Assets 100.0%			$ 86,954,571

_____________________
*Non-income producing security.

The cost of investments for federal income tax purposes was $69,270,913. The tax basis gross unrealized appreciation and depreciation of porfolio securities were $19,759,243 and $656,189 respectivlely.

Note:
Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment manager, based on quotations provided by primary markets in such secutities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are value at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, amoung other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN FRONTIER FUND, INC.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: March 29, 2006

By: /S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: March 29, 2006

SELIGMAN FRONTIER FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.